LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASESThe Company's principal lease relates to its right to use the oxygen plant supplied by Air Liquide Gaz Sanayi ve Ticaret A.S. (the "Air Liquide Plant") at Çöpler which was assumed on the acquisition of Alacer (notes 1(a) and 4(a)). The Air Liquide Plant is used for the production, transportation and delivery of oxygen and liquid oxygen to support mining operations at Çöpler. Under the terms of the Air Liquide Plant lease, the Company pays variable monthly lease payments that depend on an index. In addition, the Company is subject to variable payments based on consumption and use which have been accounted for as non-lease components and included in production costs. The Air Liquide Plant lease contains a non-cancellable period of 15 years ending in 2033 with options to extend for consecutive 2-year periods. The lease term used in the measurement of the Company's lease liability includes four consecutive 2-year extension periods ending in 2041 for which the Company is reasonably certain to exercise its option in line with the Çöpler LOM.
16.LEASES (continued)

(a)Right-of-use assets

Right-of-use assets related to leased plant and equipment are included in mineral properties, plant and equipment in the consolidated statements of financial position (note 9). The following table presents the changes in carrying amount of the Company's right-of-use assets during the years ended December 31, 2020 and 2019:

	2020	2019
Balance, beginning of year	$3,502	$—
Right-of-use assets acquired on Alacer acquisition (note 4(a))	119,568	—
Additions	2,857	4,584
Terminations	(981)	—
Depreciation for the year	(3,304)	(1,082)
Balance, end of year	$121,642	$3,502

(b)Lease liabilities

The following is a summary of the movements in the Company's lease liabilities during the years ended December 31, 2020 and 2019:

	2020	2019
Balance, beginning of year	$3,792	$4,310
Financing cash flows:
Lease payments	(4,883)	(1,265)
Other changes:
Lease liabilities assumed on acquisition (note 4(a))	119,568	—
Additions	2,857	264
Terminations	(594)	—
Unrealized foreign exchange loss	71	204
Interest expense	1,904	279
Balance, end of year	$122,715	$3,792

Classified as:
Current (1)	$5,686	$446
Non-current	117,029	3,346
	$122,715	$3,792
(1)Included in accounts payable and accrued liabilities (note 13).

(c)Amounts recognized in statements of income

Years ended December 31	2020	2019
Right-of-use asset depreciation	$3,304	$1,082
Interest expense on lease liabilities (1)	1,904	$279
(1)Included in interest expense and finance costs.
16.LEASES (continued)

(d)Amounts recognized in statements of cash flows

Years ended December 31	2020	2019
Total cash outflow for leases	$(8,198)	$(1,265)